STATEMENTS OF CASH FLOWS - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2017	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities:
Net (loss) income	$ (8,819)	$ (777,217)	$ (461,734)	$ (1,317,189)	$ 2,595,287
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Interest income held in Trust Account		(633,249)	(1,125,994)	(4,108,987)	(3,081,753)
Formation costs paid by related parties	5,000
Changes in operating assets and liabilities:
Prepaid expenses		(45,425)	(39,794)	104,108	(143,675)
Accounts payable		(12,231)	27,385	1,579,560	560
Accrued expenses	3,750	789,000	892,296	2,860,900
Accrued expenses - related party		30,000	586,102	(55,000)	105,000
Due to related party		649,122		386,687
Net cash used in operating activities	(69)		(121,739)	(549,921)	(524,581)
Cash Flows from Investing Activities
Proceeds deposited in Trust Account					(200,000,000)
Withdrawal from Trust Account upon redemption		7,130,539
Net cash provided by investing activities		7,130,539			(200,000,000)
Cash Flows from Financing Activities:
Funds borrowed from related parties	150,000				170,000
Repayment of loans to related parties					(325,000)
Proceeds from issuance of Class B ordinary shares to Sponsor	25,000
Proceeds received from initial public offering, gross					200,000,000
Offering costs paid					(4,882,936)
Proceeds received from private placement					6,000,000
Payment of deferred offering costs	(62,250)
Net cash provided by financing activities	112,750	(7,130,539)			200,962,064
Net (decrease) increase in cash	112,681		(121,739)	(549,921)	437,483
Cash - beginning of the period		243	550,164	550,164	112,681
Cash - end of the period	112,681	243	428,425	243	550,164
Supplemental disclosure of noncash investing and financing activities:
Deferred underwriting commissions charged to equity in connection with the initial public offering					7,000,000
Deferred offering costs charged to equity upon completion of the initial public offering					276,511
Accrued Liabilities [Member]
Supplemental disclosure of noncash investing and financing activities:
Deferred offering costs included in accrued expenses	$ 214,261
Class A Ordinary Shares [Member]
Cash Flows from Financing Activities:
Redemption of Class A ordinary shares		(7,130,539)
Supplemental disclosure of noncash investing and financing activities:
Initial value of Class A ordinary shares subject to possible redemption					189,101,450
Change in value of Class A ordinary shares subject to possible redemption					191,666,280
(Decrease) increase in value of Class A ordinary shares subject to possible redemption		$ 777,221	$ 461,740	$ (1,317,190)	$ 2,564,830